Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2024
Service providers | Server and bandwidth service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2022	2023	2024
Number of service providers, offering 10% or more of the Group’s server and bandwidth service expenditure	4	4	4
Total% of the Group’s server and bandwidth service expenditure provided by 10% or greater service providers	62.7%	59.4%	63.1%

Accounts receivable | Credit risk
Concentrations and Risks
Schedule of concentration risk by risk factor

	December 31,	December 31,
	2023	2024
Channel A	23.5%	14.0%
In addition, receivable from one customer accounted for 11% of the total accounts receivable balance as of December 31, 2024.